Earnings per Common Share (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per Common Share [Abstract]
Net income (loss)		$ (231.9)	$ 20.8	$ 23.8	$ 35.9	$ 92.5	$ 120.4	$ 103.2	$ 106.9	$ (151.4)	$ 423.0	$ 201.3
Less: Net income attributable to noncontrolling interests										(209.7)	320.7	136.2
Net income available to common shareholders		$ 27.0	$ 12.7	$ 15.2	$ 3.4	$ 25.6	$ 30.7	$ 26.4	$ 19.6	$ 58.3	$ 102.3	$ 65.1
Weighted average shares outstanding - basic (in shares)										53,500,000	42,000,000	41,600,000
Net income available per common share - basic (in dollars per share)		$ 0.48	$ 0.23	$ 0.27	$ 0.07	$ 0.61	$ 0.73	$ 0.63	$ 0.47	$ 1.09	$ 2.44	$ 1.56
Weighted average shares outstanding (in shares)										53,500,000	42,000,000	41,600,000
Dilutive effect of unvested stock awards (in shares)										100,000	100,000	500,000
Weighted average shares outstanding - diluted (in shares)	[1]									53,600,000	42,100,000	42,100,000
Net income available per common share - diluted (in dollars per share)		$ 0.48	$ 0.23	$ 0.27	$ 0.07	$ 0.61	$ 0.73	$ 0.63	$ 0.47	$ 1.09	$ 2.43	$ 1.55
Antidilutive shares excluded from the computation of diluted earnings per share (in shares)										55,907

[1]	For the year ended December 31, 2015 approximately 55,907 shares were excluded from the computation of diluted earnings attributable to common shares because the inclusion of such shares would have been anti-dilutive.